OTHER LONG-TERM LIABILITIES (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Deferred pension liability	$ 465		$ 373
Supplemental executive retirement plan	73		67
Stock-based compensation	47		66
Other	29		40
Total other long-term liabilities	$ 614	$ 546	$ 546